Revenue from Services Provided - Schedule of Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Opening balance	$ 54,738	$ 42,532
Additions	42,759	57,296
Recognition of deferred revenue	(49,282)	(40,257)
Exchange differences and other adjustments	7,459	(4,833)
Closing balance	$ 55,674	$ 54,738